Document and Entity Information Document	Jan. 28, 2020	Jan. 27, 2020
Amendment Flag		false
Entity Central Index Key		0000101829
Document Type	8-K
Document Period End Date	Jan. 28, 2020
Entity Registrant Name	UNITED TECHNOLOGIES CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		1-812
Entity Tax Identification Number		06-0570975
Entity Address, Address Line One		10 Farm Springs Road
Entity Address, City or Town		Farmington,
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06032
City Area Code		(860)
Local Phone Number		728-7000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	UTX
Security Exchange Name	NYSE
Note 1.125% Due 2021 [Member]
Title of 12(b) Security	1.125% Notes due 2021
Trading Symbol	UTX 21D
Security Exchange Name	NYSE
Notes 1.250% due 2023 [Member]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	UTX 23
Security Exchange Name	NYSE
Notes 1.150% Due 2024 [Member]
Title of 12(b) Security	1.150% Notes due 2024
Trading Symbol	UTX 24A
Security Exchange Name	NYSE
Notes 1.875% Due 2026 [Member]
Title of 12(b) Security	1.875% Notes due 2026
Trading Symbol	UTX 26
Security Exchange Name	NYSE
Notes 2.150% Due 2030 [Member]
Title of 12(b) Security	2.150% Notes due 2030
Trading Symbol	UTX 30
Security Exchange Name	NYSE
Floating Rate Notes Due2020 [Member]
Title of 12(b) Security	Floating Rate Notes due 2020
Trading Symbol	UTX 20B
Security Exchange Name	NYSE